Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,768,846)	$ (8,865,221)
Less: net loss from discontinued operations		(1,549,302)
Net loss from continuing operations	(5,768,846)	(7,315,919)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred tax benefit	(9,118)
Depreciation and amortization	534,165	377,424
Share-based compensation	4,031,475	995,700
Change in fair value of convertible debt	(204,331)	1,311,852
Accrued interest for convertible debt	110,669	35,658
Change in bad debt allowances	(650,775)	3,612,004
Investment loss	38,885
Gain from dissolving of a subsidiary	(72,023)
Amortization of operating lease right-of-use assets	134,281	62,806
Changes in operating assets:
Accounts receivable – third parties	(2,281,454)	(53,153)
Accounts receivable – related party	2,932	(33,760)
Advances to suppliers – third parties	(3,523,116)	(819,501)
Advances to suppliers – related parties	(534,150)	160,103
Inventories	(315,312)	(203,600)
Prepayments and other current assets	(1,047,965)	(336,319)
Changes in operating liabilities:
Advances from customers	621,943	(258,562)
Advances from customers from related party	415,815	(2,195)
Deferred revenue	(140,431)	(30,920)
Accounts payable – third parties	635,076	67,441
Accounts payable – related party		(291)
Accrued expenses and other liabilities	(1,148,642)	1,741,576
Long term accounts payable		(494,720)
Taxes payable	129,252	23,236
Lease liabilities	(228,739)	(141,026)
Net cash used in continuing operating activities	(9,270,409)	(1,302,166)
Net cash provided by discontinued operating activities		325,805
Net cash used in operating activities	(9,270,409)	(976,361)
CASH FLOWS FROM INVESTING ACTIVITIES
Addition of property, equipment and construction in progress	(166,839)	(39,887)
Proceeds from disposal of subsidiary	4,629,000
Net cash provided by (used in) continuing investing activities	4,462,161	(39,887)
Net cash used in discontinued investing activities		(350,528)
Net cash provided by (used in) investing activities	4,462,161	(390,415)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loans		773,000
Repayment of short-term bank loans		(1,546,000)
Repayment of long-term bank loans		(324,646)
Proceeds received from share issuance	3,703,140
Repayments of loans from third parties	(1,039,365)
Loan to third parties	(523,658)
Share holder contribution	771,500
Gross proceeds from issuance of convertible debt	3,000,000	1,437,490
Payments to non-controlling shareholders	(617,200)
Proceeds from related party loans	831,811	3,081,867
Repayment to related party loans	(1,483,475)	(2,899,404)
Net cash provided by continuing financing activities	4,642,753	522,307
Net cash provided by discontinued financing activities		(38,521)
Net cash provided by financing activities	4,642,753	483,786
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND RESTRICTED CASH	540,389	(1,017)
NET DECREASE IN CASH AND RESTRICTED CASH	374,894	(884,007)
CASH AND RESTRICTED CASH, BEGINNING OF PERIOD	457,495	1,120,840
CASH, RESRICTED CASH, END OF PERIOD	832,389	236,833
Less: cash and cash equivalents, restricted cash of discontinued operations at end of period		125,492
Cash and cash equivalents, restricted cash of continued operation, at end of period	832,389	111,341
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	189,755	588,957
Income tax paid		3,947
Non-Cash Investing Activities
Right-of-use assets obtained in exchange for operating lease obligations	512,670	17,662
Purchase of 30% noncontrolling interest in Xinyi REIT through payable to non-controlling shareholders	2,160,200
Common shares issued for conversion of debt	$ 1,681,000	$ 2,186,000